SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Allowance for doubtful accounts
Valuation and qualifying accounts and reserves
Balance at Beginning of Year	$ 31.1	$ 34.0	$ 38.9
Net Additions Charged to Costs and Expenses	5.1	3.4	6.3
Deductions from Reserves	(14.8)	(6.3)	(11.2)
Balance at End of Year	21.4	31.1	34.0
Allowance for sales returns
Valuation and qualifying accounts and reserves
Balance at Beginning of Year	13.7	9.3	12.5
Net Additions Charged to Costs and Expenses	11.2	14.5	10.5
Deductions from Reserves	(14.7)	(10.1)	(13.7)
Balance at End of Year	$ 10.2	$ 13.7	$ 9.3